Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of operating segments

	Years Ended December 31
	2021	2020	2021	2020	2021	2020	2021	2020
($000s)	Egypt		Canada		Corporate		Total
Revenue
Oil sales	257,338	173,086	18,225	8,679	-	-	275,563	181,765
Natural gas sales	-	-	4,984	2,815	-	-	4,984	2,815
Natural gas liquids sales	-	-	8,686	4,191	-	-	8,686	4,191
Overlift	14,723	-	-	-	-	-	14,723	-
Less: royalties	(129,891)	(71,741)	(5,059)	(2,355)	-	-	(134,950)	(74,096)

Petroleum and natural gas sales, net of royalties	142,170	101,345	26,836	13,330	-	-	169,006	114,675
Finance revenue	-	16	-	-	9	90	9	106
Other revenue	-	-	-	-	32	641	32	641

Total segmented revenue	142,170	101,361	26,836	13,330	41	731	169,047	115,422

Segmented expenses
Production and operating	54,379	58,305	7,051	6,157	-	-	61,430	64,462
Overlift	14,723	-	-	-	-	-	14,723	-
Selling costs	3,921	2,111	-	-	-	-	3,921	2,111
General and administrative	4,574	4,781	1,019	920	14,760	6,289	20,353	11,990
Foreign exchange loss	-	-	-	-	47	24	47	24
Finance costs	797	2,159	337	343	7	18	1,141	2,520
Depletion, depreciation and amortization	17,120	22,927	7,905	7,320	409	802	25,434	31,049
Asset retirement obligation accretion	-	-	207	259	-	-	207	259
Loss (gain) on financial instruments	9,783	(6,621)	780	-	-	-	10,563	(6,621)
Impairment (reversal) loss	(28,170)	69,434	(3,351)	4,061	-	-	(31,521)	73,495
Income tax expense	22,411	13,530	-	-	-	-	22,411	13,530

Segmented net earnings (loss)	42,632	(65,265)	12,888	(5,730)	(15,182)	(6,402)	40,338	(77,397)

Capital expenditures
Exploration and development	14,561	5,256	12,222	2,067	-	-	26,783	7,323
Corporate	-	-	-	-	39	175	39	175

Total capital expenditures	14,561	5,256	12,222	2,067	39	175	26,822	7,498

The carrying amounts of reportable segment assets and liabilities are as follows:

	As at December 31, 2021				As at December 31, 2020
($000s)	Egypt	Canada	Corporate	Total	Egypt	Canada	Corporate	Total
Assets
Cash	27,966	2,248	7,715	37,929	25,236	1,831	7,443	34,510
Accounts receivable	7,335	4,352	530	12,217	6,594	2,821	581	9,996
Intangible exploration and evaluation assets	2,089	584	-	2,673	-	584	-	584
Property and equipment
Petroleum and natural gas assets	95,478	78,326	-	173,804	70,331	69,728	-	140,059
Other assets	1,304	20	878	2,202	1,985	11	921	2,917
Other	2,926	312	786	4,024	8,335	331	692	9,358
Deferred taxes	6,246	-	-	6,246	3,723	-	-	3,723

Total segmented assets	143,344	85,842	9,909	239,095	116,204	75,306	9,637	201,147

Liabilities
Accounts payable and accrued liabilities	18,193	4,117	3,802	26,112	14,342	2,040	3,794	20,176
Share-based compensation liabilities	-	-	10,133	10,133	-	-	2,035	2,035
Derivative commodity contracts	-	88	-	88	398	-	-	398
Long-term debt	-	3,040	-	3,040	14,897	6,567	-	21,464
Asset retirement obligation	-	14,102	-	14,102	-	13,042	-	13,042
Lease obligation	452	89	259	800	1,466	302	246	2,014
Deferred taxes	6,246	-	-	6,246	3,723	-	-	3,723

Total segmented liabilities	24,891	21,436	14,194	60,521	34,826	21,951	6,075	62,852